Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Intangible Assets

	Goodwill	Technology License Fees	Software and System Design Costs	Patent and Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Cost

Balance at January 1, 2020	$5,693.4	$15,855.0	$33,024.0	$8,302.9	$62,875.3
Additions	—	6,308.9	3,275.8	2,974.8	12,559.5
Disposals or retirements	—	—	(60.5)	—	(60.5)
Effect of exchange rate changes	(256.8)	(2.2)	(0.3)	(0.1)	(259.4)

Balance at December 31, 2020	$5,436.6	$22,161.7	$36,239.0	$11,277.6	$75,114.9

Accumulated amortization and impairment

Balance at January 1, 2020	$—	$9,823.8	$26,502.1	$5,896.4	$42,222.3
Additions	—	2,404.5	3,669.2	1,112.5	7,186.2
Disposals or retirements	—	—	(59.9)	—	(59.9)
Effect of exchange rate changes	—	(2.1)	0.3	—	(1.8)

Balance at December 31, 2020	$—	$12,226.2	$30,111.7	$7,008.9	$49,346.8

Carrying amounts at December 31, 2020	$5,436.6	$9,935.5	$6,127.3	$4,268.7	$25,768.1

	Goodwill	Technology License Fees	Software and System Design Costs	Patent and Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Cost

Balance at January 1, 2021	$5,436.6	$22,161.7	$36,239.0	$11,277.6	$75,114.9
Additions	—	1,372.8	7,726.2	219.5	9,318.5
Disposals or retirements	—	—	(318.7)	—	(318.7)
Effect of exchange rate changes	(57.4)	(0.5)	4.5	0.1	(53.3)

Balance at December 31, 2021	$5,379.2	$23,534.0	$43,651.0	$11,497.2	$84,061.4

Accumulated amortization and impairment

Balance at January 1, 2021	$—	$12,226.2	$30,111.7	$7,008.9	$49,346.8
Additions	—	2,686.8	4,323.9	1,196.5	8,207.2
Disposals or retirements	—	—	(317.5)	—	(317.5)
Effect of exchange rate changes	—	(0.6)	3.5	0.3	3.2

Balance at December 31, 2021	$—	$14,912.4	$34,121.6	$8,205.7	$57,239.7

Carrying amounts at December 31, 2021	$5,379.2	$8,621.6	$9,529.4	$3,291.5	$26,821.7

Cost

Balance at January 1, 2022	$5,379.2	$23,534.0	$43,651.0	$11,497.2	$84,061.4
Additions	—	2,253.0	5,079.0	203.1	7,535.1
Disposals or retirements	—	(30.0)	(66.3)	—	(96.3)
Effect of exchange rate changes	412.6	2.0	12.1	1.6	428.3

Balance at December 31, 2022	$5,791.8	$25,759.0	$48,675.8	$11,701.9	$91,928.5

Accumulated amortization and impairment

Balance at January 1, 2022	$—	$14,912.4	$34,121.6	$8,205.7	$57,239.7
Additions	—	2,793.5	4,774.5	1,188.1	8,756.1
Disposals or retirements	—	(11.4)	(66.3)	—	(77.7)
Effect of exchange rate changes	—	1.9	8.6	0.7	11.2

Balance at December 31, 2022	$—	$17,696.4	$38,838.4	$9,394.5	$65,929.3

Carrying amounts at December 31, 2022	$5,791.8	$8,062.6	$9,837.4	$2,307.4	$25,999.2